Income taxes - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Income taxes
U.S. statutory rate	21.00%		21.00%	35.00%		35.00%
Income tax Expense					$ 54,100
Change in income tax expense					52,200
Net non-current deferred tax assets	$ 30,768	$ 30,768	$ 60,355		30,768		$ 19,803
Net non-current deferred tax liabilities	41,746	41,746	49,736		41,746		42,906
Non-cash charge					73,400
Total foreign tax credit carryforwards	175,229	175,229			175,229		153,169
Foreign tax credit expired									$ 19,500
Foreign tax credit carryforwards		37,700			$ 37,900
Tax credit carryforwards, years					7 years
Federal net operating loss carryforward utilization limit	382,000	382,000			$ 382,000
Foreign tax credit utilization limit	383,000	383,000			383,000
Unrecognized tax benefits	2,492	2,492	2,500		2,492		3,338	$ 3,921
Operating loss carryforwards	34,500	34,500			34,500
Unrecognized tax benefits that would have a favourable impact on effective tax rate	2,200	2,200	$ 2,200		2,200
Accrued interest and penalties	800	800			800		800	700
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense					0		100	$ 200
Decrease in Unrecognized Tax Benefits is Reasonably Possible	400	400			400
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations					989		603
Effective Income Tax Rate Reconciliation, Tax Settlement, Foreign, Amount					283,700
Brookfield Asset Management Inc
Income taxes
Traded senior notes							$ 53,000
Foreign Tax Authority
Income taxes
Deferred Tax Assets, Operating Loss Carryforwards	3,700	3,700			3,700
Domestic Tax Authority
Income taxes
Deferred Tax Assets, Operating Loss Carryforwards	101,900	101,900			101,900
Operating loss carryforwards	388,800	388,800			388,800
State and Local Jurisdiction
Income taxes
Operating loss carryforwards	$ 263,100	$ 263,100			$ 263,100